Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The Company’s provision for income taxes consisted of the following:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Current:
Federal income tax expense	$23,614	$22,129
State income tax expense	10,910	10,219
Deferred:
Federal income tax benefit	(2,311)	—
State income tax benefit	(769)	—
Total	$31,444	$32,348

The Company’s provision for income taxes consisted of the following:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Current:
Federal income tax expense	$207,469	$—
State income tax expense	101,883	1,925
Total income tax expenses	$309,352	$1,925

Schedule of Effective Tax Rate

The following tables reconciled the federal statutory tax rate to the Company’s effective tax rate for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Federal statutory income tax rate	21.00%	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.01%	7.00%
Permanent difference (non-deductible expenses)	0.05%	0.10%
Effective tax rate	28.06%	28.10%

The following tables reconciled the federal statutory rate to the Company’s effective tax rate for the year ended December 31, 2024 after Linkhome Realty’s tax status changed to C-corporation:

Year Ended December 31, 2024
Federal statutory income tax rate	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.40%
Permanent difference (non-deductible expenses)	0.04%
Effective tax rate	28.44%

Schedule of Net Deferred Tax Assets

As of March 31, 2025 and December 31, 2024, the net deferred tax assets consisted of the following:

	March 31, 2025	December 31, 2024
Deferred tax assets:
Unrealized loss on trading securities	$3,080	$—
Less: valuation allowance	—	—
Deferred tax assets, net	$3,080	$—